Note 5 - Loans Receivable, Net - Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans receivable	$ 653,791	$ 604,435
Unamortized discounts	12	15
Net deferred loan fees (costs)	450	(536)
Allowance for loan losses	10,699	8,564	$ 8,686	$ 9,311
Total loans receivable, net	642,630	596,392
Commitments to originate or purchase loans	23,596	38,157
Commitments to deliver loans to secondary market	$ 24,746	$ 10,098
Weighted average contractual rate of loans in portfolio	4.21%	4.75%
Residential Portfolio Segment [Member]
Loans receivable	$ 135,023	$ 120,064
Allowance for loan losses	1,030	857	833	900
Residential Portfolio Segment [Member] | Single Family Conventional [Member]
Loans receivable	134,390	119,805
Residential Portfolio Segment [Member] | Single Family Government Guaranteed [Member]
Loans receivable	633	259
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	380,704	350,195
Allowance for loan losses	7,295	5,060	4,869	5,073
Commercial Real Estate Portfolio Segment [Member] | Single Family Builder Construction [Member]
Loans receivable	19,832	23,256
Commercial Real Estate Portfolio Segment [Member] | Multi Family Construction [Member]
Loans receivable	2,316	1,858
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Construction [Member]
Loans receivable	9,345	6,008
Commercial Real Estate Portfolio Segment [Member] | Childcare Services [Member]
Loans receivable	3,933	1,455
Commercial Real Estate Portfolio Segment [Member] | Churches/Community Service [Member]
Loans receivable	8,427	10,156
Commercial Real Estate Portfolio Segment [Member] | Fitness and Recreation [Member]
Loans receivable	1,596	1,636
Commercial Real Estate Portfolio Segment [Member] | Land Developments [Member]
Loans receivable	13,237	13,167
Commercial Real Estate Portfolio Segment [Member] | Lodging [Member]
Loans receivable	61,823	58,643
Commercial Real Estate Portfolio Segment [Member] | Manufacturing [Member]
Loans receivable	20,833	20,027
Commercial Real Estate Portfolio Segment [Member] | Movie Theaters [Member]
Loans receivable	9,619	9,761
Commercial Real Estate Portfolio Segment [Member] | Multi Family [Member]
Loans receivable	41,456	48,663
Commercial Real Estate Portfolio Segment [Member] | Nursing Home/Health Care [Member]
Loans receivable	14,488	7,767
Commercial Real Estate Portfolio Segment [Member] | Restaurant/Bar/Cafe [Member]
Loans receivable	6,383	6,752
Commercial Real Estate Portfolio Segment [Member] | Retail/Office [Member]
Loans receivable	93,472	71,730
Commercial Real Estate Portfolio Segment [Member] | Warehouse Loan [Member]
Loans receivable	32,568	32,064
Commercial Real Estate Portfolio Segment [Member] | Other Nonconstruction [Member]
Loans receivable	41,376	37,252
Consumer Portfolio Segment [Member]
Loans receivable	55,391	69,949
Allowance for loan losses	1,389	1,507	1,622	1,630
Consumer Portfolio Segment [Member] | Autos [Member]
Loans receivable	1,937	2,608
Consumer Portfolio Segment [Member] | Home Equity Line [Member]
Loans receivable	21,308	28,004
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable	11,549	16,422
Consumer Portfolio Segment [Member] | Land/Lots [Member]
Loans receivable	3,357	3,358
Consumer Portfolio Segment [Member] | Recreational Vehicle [Member]
Loans receivable	15,645	17,266
Consumer Portfolio Segment [Member] | Other Secured [Member]
Loans receivable	855	1,195
Consumer Portfolio Segment [Member] | Other Unsecured [Member]
Loans receivable	740	1,096
Commercial Portfolio Segment [Member]
Loans receivable	82,673	64,227
Allowance for loan losses	$ 985	$ 1,140	$ 1,362	$ 1,708